Other Payables and Accrued Expenses	12 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
12.	OTHER PAYABLES AND ACCRUED EXPENSES

Components of other payables and accrued expenses are as follows:

	As of June 30,
	2019	2020	2020
	RMB	RMB	US$

Payroll payable	6,149	10,781	1,526
Value-added tax payable (recoverable)	1,058	(1,509)	(214)
Employee's individual income tax	725	946	134
Other miscellaneous taxes	30	34	5
Accrued expenses	304	4,899	693
Others	391	604	86
Other payables and accrued expenses	8,657	15,755	2,230

Accrued expenses mainly consisted of accrued marketing and sales promotion expenses for activities on publicly raised fund products.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded as VAT payable if output VAT is larger than input VAT and is recorded as VAT recoverable if input VAT is larger than output VAT.